Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed $100 Investment Based On:
			Summary	Average
	Summary		Compensation	Compensation		Peer Group		Gross
	Compensation	Compensation	Table Total for	Actually Paid	Total	Total		Operating
	Table Total for	Actually Paid	Non-PEO	to Non-PEO	Shareholder	Shareholder	Net Income	Profit
	PEO¹	to PEO²	NEOs³	NEOs⁴	Return⁵	Return⁶	(thousands)⁷	(thousands)⁸
Year	($)	($)	($)	($)	($)	($)	($)	($)

2023	736,387	736,387	908,421	1,463,757	133.55	96.65	90,374	113,213
2022	804,352	804,352	1,046,354	530,140	98.86	100.39	91,106	116,845
2021	664,050	664,050	975,474	1,330,208	117.82	126.45	87,611	111,442
2020	641,217	641,217	761,975	717,809	80.82	90.69	83,246	102,633

[1] This column represents the amount of total compensation reported for Steven E. Trager, the Chair/CEO, for each corresponding year in the “Total” column of the “Summary Compensation Table” of this proxy statement.

[2] This column represents the amount of “compensation actually paid” to the Chair/CEO, as computed in accordance with Item 402(v). The amounts do not reflect the actual amount of compensation earned by or paid to the Chair/CEO during the applicable year. In accordance with the requirements of Item 402(v), as outlined in the following table, no adjustments were made to the Chair/CEO’s total compensation for each year to determine the compensation actually paid:

Reported Value
		of Equity Awards	Adjusted
	Reported Summary	from Summary	Value of
	Compensation	Compensation	Equity	Compensation
	Table Total (a)	Table (b)	(c)	Actually Paid
Year	($)	($)	($)	($)

2023	736,387	-	-	736,387
(a)	This column represents the amount reported for the Chair/CEO for fiscal year 2023 in the “Total” column of the Summary Compensation Table. Please refer to the “Summary Compensation Table” section of this proxy statement.
(b)	This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year which was $0 for the Chair/CEO. The Company does not provide a pension or above market or preferential earnings on deferred compensation that is not tax qualified to the NEOs or any of the Company’s associates.
(c)	This column represents an adjusted amount of the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for fiscal year 2023 (the “Subject Year”). For the Subject Year, this adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the Chair/CEO to arrive at “compensation actually paid” to the Chair/CEO for that Subject Year. This adjusted amount is determined by subtracting the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the Subject Year and the addition (or subtraction, as applicable) of the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The Chair/CEO did not have any outstanding “Stock Awards” or “Option Awards” during the Subject Year.

[3] This column represents the average of the amounts reported for the NEOs as a group (excluding the Chair/CEO) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the “Summary Compensation Table” section of this proxy statement for the applicable year. The names and titles of each of the NEOs (excluding the Chair/CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and, Jeffrey A. Starke, CIOO, and (ii) for 2022, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and, John T. Rippy, Chief Risk Officer; (iii) for 2021, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and Juan M. Montano, the Chief Mortgage Banking Officer (the “CMBO”); and (iv) for 2020, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and Juan M. Montano, CMBO.

[4] This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding the Chair/CEO ), as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the Chair/CEO) during the Subject Year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the NEOs as a group (excluding the Chair/CEO) for the Subject Year to determine the compensation actually paid, using the same adjustment methodology described above in Note 2(c):

Average
Reported Value
	Average Reported	of Equity Awards	Average Adjusted
	Summary	from Summary	Value of
	Compensation	Compensation	Equity Awards	Compensation
	Table Total (a)	Table (b)	(c)	Actually Paid
Year	($)	($)	($)	($)

2023	908,421	(261,937)	817,273	1,463,757
(a)	This column reflects the average of the amounts reported for the NEOs as a group (excluding the Chair/CEO) in the “Total” column of the Summary Compensation Table in fiscal year 2023. Please refer to the “Summary Compensation Table” section of this proxy statement.
(b)	This column represents the average of the total amounts reported for the NEOs as a group (excluding the Chair/CEO) in the “Stock Awards” and “Option Awards” columns for fiscal year 2023 in the Summary Compensation Table. Please refer to the “Summary Compensation Table” section of this proxy statement for the applicable year.
(c)	This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding the Chair/CEO) and includes:
a.	the change in the fair value of the cumulative unvested Company match of the stock equivalents through the Nonqualified Deferred Compensation Plan, as well as those amounts which vested during the respective year; and
b.	the change in fair value of the cumulative unvested equity awards and those that vested during the respective year, all of which were previously included in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the Subject Year determined using the same methodology described above in Note 2(c).

For the Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding the Chair/CEO) to arrive at “compensation actually paid” to each NEO (excluding the Chair/CEO) for the year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding the Chair/CEO) for the year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted to determine the adjusted average amount are as follows:

Value of
Dividends or
other
Earnings Paid
on Stock or
			Change			Fair Value	Option Awards
			in Fair Value	Fair Value		at the End	not Otherwise
			of	as of	Change in	of the Prior	Reflected in
			Outstanding	Vesting	Fair Value	Year of	Fair Value or
			and	Date of	of Equity	Equity Awards	Total
			Unvested	Equity	Awards	Granted in	Compensation
	Value of Equity	Fair Value	Equity	Awards	Granted	Prior Year	in the
	Awards from	of Equity	Awards at	Granted	in Prior	that Failed to	Summary	Adjusted
	Summary	Awards at FYE	FYE Granted	and	Years that	Meet Vesting	Compensation	Value of
	Compensation	Granted in	in Prior	Vested in	Vested in	Conditions	Table for the	Equity
	Table	the Year	Years	the Year	the Year	in the Year	Year	Awards
Year	($)	($)	($)	($)	($)	($)	($)	($)

2023	247,343	247,343	150,642	-	407,689	-	11,599	817,273

[5] This column represents cumulative Company total shareholder return (“TSR”). TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2020, 2021, 2022, and 2023), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

[6] This column represents cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Note 5. The peer group used for this purpose is the KBW NASDAQ Bank Index, a published industry index.

[7] This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.

[8] This column represents the amount of gross operating profit (pre-tax net income) reflected in the Company’s audited financial statements for the applicable year.

Company Selected Measure Name	gross operating profit
Named Executive Officers, Footnote

[3] This column represents the average of the amounts reported for the NEOs as a group (excluding the Chair/CEO) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the “Summary Compensation Table” section of this proxy statement for the applicable year. The names and titles of each of the NEOs (excluding the Chair/CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and, Jeffrey A. Starke, CIOO, and (ii) for 2022, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and, John T. Rippy, Chief Risk Officer; (iii) for 2021, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and Juan M. Montano, the Chief Mortgage Banking Officer (the “CMBO”); and (iv) for 2020, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and Juan M. Montano, CMBO.

Peer Group Issuers, Footnote

[6] This column represents cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Note 5. The peer group used for this purpose is the KBW NASDAQ Bank Index, a published industry index.

PEO Total Compensation Amount	$ 736,387	$ 804,352	$ 664,050	$ 641,217
PEO Actually Paid Compensation Amount	$ 736,387	804,352	664,050	641,217
Adjustment To PEO Compensation, Footnote

[2] This column represents the amount of “compensation actually paid” to the Chair/CEO, as computed in accordance with Item 402(v). The amounts do not reflect the actual amount of compensation earned by or paid to the Chair/CEO during the applicable year. In accordance with the requirements of Item 402(v), as outlined in the following table, no adjustments were made to the Chair/CEO’s total compensation for each year to determine the compensation actually paid:

Reported Value
		of Equity Awards	Adjusted
	Reported Summary	from Summary	Value of
	Compensation	Compensation	Equity	Compensation
	Table Total (a)	Table (b)	(c)	Actually Paid
Year	($)	($)	($)	($)

2023	736,387	-	-	736,387
(a)	This column represents the amount reported for the Chair/CEO for fiscal year 2023 in the “Total” column of the Summary Compensation Table. Please refer to the “Summary Compensation Table” section of this proxy statement.
(b)	This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year which was $0 for the Chair/CEO. The Company does not provide a pension or above market or preferential earnings on deferred compensation that is not tax qualified to the NEOs or any of the Company’s associates.
(c)	This column represents an adjusted amount of the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for fiscal year 2023 (the “Subject Year”). For the Subject Year, this adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the Chair/CEO to arrive at “compensation actually paid” to the Chair/CEO for that Subject Year. This adjusted amount is determined by subtracting the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the Subject Year and the addition (or subtraction, as applicable) of the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The Chair/CEO did not have any outstanding “Stock Awards” or “Option Awards” during the Subject Year.

Non-PEO NEO Average Total Compensation Amount	$ 908,421	1,046,354	975,474	761,975
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,463,757	530,140	1,330,208	717,809
Adjustment to Non-PEO NEO Compensation Footnote

[4] This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding the Chair/CEO ), as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the Chair/CEO) during the Subject Year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the NEOs as a group (excluding the Chair/CEO) for the Subject Year to determine the compensation actually paid, using the same adjustment methodology described above in Note 2(c):

Average
Reported Value
	Average Reported	of Equity Awards	Average Adjusted
	Summary	from Summary	Value of
	Compensation	Compensation	Equity Awards	Compensation
	Table Total (a)	Table (b)	(c)	Actually Paid
Year	($)	($)	($)	($)

2023	908,421	(261,937)	817,273	1,463,757
(a)	This column reflects the average of the amounts reported for the NEOs as a group (excluding the Chair/CEO) in the “Total” column of the Summary Compensation Table in fiscal year 2023. Please refer to the “Summary Compensation Table” section of this proxy statement.
(b)	This column represents the average of the total amounts reported for the NEOs as a group (excluding the Chair/CEO) in the “Stock Awards” and “Option Awards” columns for fiscal year 2023 in the Summary Compensation Table. Please refer to the “Summary Compensation Table” section of this proxy statement for the applicable year.
(c)	This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding the Chair/CEO) and includes:
a.	the change in the fair value of the cumulative unvested Company match of the stock equivalents through the Nonqualified Deferred Compensation Plan, as well as those amounts which vested during the respective year; and
b.	the change in fair value of the cumulative unvested equity awards and those that vested during the respective year, all of which were previously included in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the Subject Year determined using the same methodology described above in Note 2(c).

For the Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding the Chair/CEO) to arrive at “compensation actually paid” to each NEO (excluding the Chair/CEO) for the year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding the Chair/CEO) for the year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted to determine the adjusted average amount are as follows:

Value of
Dividends or
other
Earnings Paid
on Stock or
			Change			Fair Value	Option Awards
			in Fair Value	Fair Value		at the End	not Otherwise
			of	as of	Change in	of the Prior	Reflected in
			Outstanding	Vesting	Fair Value	Year of	Fair Value or
			and	Date of	of Equity	Equity Awards	Total
			Unvested	Equity	Awards	Granted in	Compensation
	Value of Equity	Fair Value	Equity	Awards	Granted	Prior Year	in the
	Awards from	of Equity	Awards at	Granted	in Prior	that Failed to	Summary	Adjusted
	Summary	Awards at FYE	FYE Granted	and	Years that	Meet Vesting	Compensation	Value of
	Compensation	Granted in	in Prior	Vested in	Vested in	Conditions	Table for the	Equity
	Table	the Year	Years	the Year	the Year	in the Year	Year	Awards
Year	($)	($)	($)	($)	($)	($)	($)	($)

2023	247,343	247,343	150,642	-	407,689	-	11,599	817,273

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income*

* As disclosed in the Company’s Report on Form 10-K for the year ended December 31, 2022, filed on March 3, 2023 (the “2022 10-K”), the Company’s net income for 2022 was positively impacted by the $13.2 million after-tax settlement, net of associated expenses, of its contract dispute and lawsuit with Green Dot Corporation for Green Dot Corporation’s failure to consummate the purchase of the Bank’s Tax Refund Solutions segment.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Gross Operating Profit**

** As disclosed in the 2022 10-K, the Company’s gross operating profit for 2022 was positively impacted by the $17.1 million pre-tax settlement, net of associated expenses, of its contract dispute and lawsuit with Green Dot Corporation for Green Dot Corporation’s failure to consummate the purchase of the Bank’s Tax Refund Solutions segment.

Total Shareholder Return Vs Peer Group	Company TSR vs. Peer Group TSR
Tabular List, Table

Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis” section of this proxy statement, the most important metrics that the Company uses for both its long-term and short-term incentive awards are selected based on an objective of incentivizing the NEOs to increase the value of the Company’s business for its shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

PEO
Total Company Gross Operating Profit

CEO/Bank, CFO, and CIOO
Total Company Gross Operating Profit
Company ranking versus peers on return on average assets (ROAA)
Company ranking versus peers on efficiency ratios

Pres/RPG
RPG Gross Operating Profit
Company ranking versus ROAA
Company ranking versus peers on efficiency ratios

Total Shareholder Return Amount	$ 133.55	98.86	117.82	80.82
Peer Group Total Shareholder Return Amount	96.65	100.39	126.45	90.69
Net Income (Loss)	$ 90,374,000	$ 91,106,000	$ 87,611,000	$ 83,246,000
Company Selected Measure Amount	113,213,000	116,845,000	111,442,000	102,633,000
PEO Name	Steven E. Trager
Additional 402(v) Disclosure

Analysis of the Information Presented in the Pay versus Performance Table

While the Company utilizes several performance measures to align executive compensation with Company performance (as described in greater detail in the “Compensation Discussion and Analysis” section of this proxy statement), not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company does not specifically align the Company’s performance measures with compensation actually paid (as computed in accordance with Item 402(v)) for a particular year. In accordance with Item 402(v), the Company is providing the following descriptions of the relationships between the information presented in the Pay versus Performance table below.

Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	[8] This column represents the amount of gross operating profit (pre-tax net income) reflected in the Company’s audited financial statements for the applicable year.
PEO | Reported Value of Equity Awards from Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Total Company Gross Operating Profit
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 247,343
Non-PEO NEO | Reported Value of Equity Awards from Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(261,937)
Non-PEO NEO | Adjusted Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	817,273
Non-PEO NEO | Fair Value of Equity Awards Granted in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	247,343
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,642
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	407,689
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,599
Non-PEO NEO | CEO/Bank, CFO, CRO | Measure:: 1
Pay vs Performance Disclosure
Name	Total Company Gross Operating Profit
Non-PEO NEO | CEO/Bank, CFO, CRO | Measure:: 2
Pay vs Performance Disclosure
Name	Company ranking versus peers on return on average assets (ROAA)
Non-PEO NEO | CEO/Bank, CFO, CRO | Measure:: 3
Pay vs Performance Disclosure
Name	Company ranking versus peers on efficiency ratios
Non-PEO NEO | Pres/RPG | Measure:: 4
Pay vs Performance Disclosure
Name	RPG Gross Operating Profit
Non-PEO NEO | Pres/RPG | Measure:: 5
Pay vs Performance Disclosure
Name	Company ranking versus ROAA
Non-PEO NEO | Pres/RPG | Measure:: 6
Pay vs Performance Disclosure
Name	Company ranking versus peers on efficiency ratios